Employees and remuneration of key management personnel	12 Months Ended
Dec. 31, 2022
Employees and remuneration of key management personnel
Employees and remuneration of key management personnel

7. Employees and remuneration of key management personnel

Employees

The average number of employees by individual geographical segment and the Group’s total employment costs are included below.

Average number of employees

	2022 '000	2021 '000	2020 '000
North America	5	6	5
EMEA and LatAm	10	12	11
APAC	6	5	6
Total	21	23	22

Aggregate remuneration of all employees including Directors

	2022 £m	2021 £m	2020 £m
Wages and salaries	1,534	1,287	1,362
Social security costs	163	147	151
Pension and other post-employment costs (Note 20)	52	30	30
Share-based incentive plans (Note 26)	78	59	63
Severance costs from integration and restructuring activities	8	95	77
Total	1,835	1,618	1,683

Remuneration of key management personnel

Key management personnel comprises the Executive Board members and the Executive Team. The compensation of key management personnel in respect of their services to the Group in aggregate was as follows:

Remuneration of key management personnel

	2022 £m	2021 £m	2020 £m
Wages and salaries	18	12	14
Social security costs	1	1	1
Pension and other post-employment costs	1	2	1
Share-based incentive plans	9	7	8
Total	29	22	24

Directors’ remuneration

In the prior year, two of GSK nominated Directors for the year ended 31 December 2021 and three of GSK nominated Directors for the year ended 31 December 2020 had responsibility for managing the Consumer Healthcare business and also undertook a variety of work relating to the wider GSK. It is not deemed practical to make an apportionment of remuneration for the Company. The remainder were remunerated as Executives of GSK or Pfizer and received no remuneration in respect of their services to the Company.